Non-cash stock-based compensation	6 Months Ended
Jun. 30, 2023
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Non-cash stock-based compensation

Note 16. Non-cash stock-based compensation

16.1 Detail of Cellectis equity awards

Holders of vested Cellectis stock options and non-employee warrants are entitled to exercise such options and warrants to purchase Cellectis ordinary shares at a fixed exercise price established at the time such options and warrants are granted during their useful life.

For stock options and non-employee warrants, we estimate the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires us to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. We estimate our future stock price volatility based on Cellectis historical closing share prices over the expected term period. Our expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method. The risk-free interest rate for periods during the expected term of the options is based on the French government securities with maturities similar to the expected term of the options in effect at the time of grant. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero. Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over four years after the date of grant. Options generally expire within ten years after the date of grant.

Stock Options

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2022	2023
Weighted-Average fair values of stock options granted	1.31€	1.65€
Assumptions:
Risk-free interest rate	0.00% - 2.49%	2.45% - 2.75%
Share entitlement per options	1	1
Exercise price	2.09€ - 7.22€	1.74€ - 3.17€
Grant date share fair value	1.91€-6.74€	1.70€-3.09€
Expected volatility	58.7% - 62.5%	63.7% - 64.4%
Expected term (in years)	6.03 - 6.15	6.03 - 6.15
Vesting conditions	Performance or Service	Performance or Service
Vesting period	Graded	Graded

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share	Options Outstanding	Weighted-Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2021	7,566,679	24.78	€9,159,794	23.50		€5.3	y
Granted		-	828,549	4.18	€
Exercised		-
Forfeited or Expired		-	(1,201,079)	18.85	€

Balance as of December 31, 2022	7,400,519	24.58	€8,787,264	22.31		€4.6	y
Granted		-	1,835,411	2.86	€
Exercised		-	-	-
Forfeited or Expired		-	(22,638)	18.29	€

Balance as of June 30, 2023	7,800,007	23.84	€10,600,037	18.95		€5.1	y

Share-based compensation expense related to stock option awards was $1.4 million and $1.8 million for the six-month period ended June 30, 2023, and 2022, respectively.

On January 24, 2023, the Board of Directors granted 1,417,321 stock options. For executive employees, stock options vesting period is over four years and based on performance criteria. For all other beneficiaries, the vesting period for stock options is over four years and without performance criteria.

On May 4, 2023, the Board of Directors granted 358,100 stock options. For executive employees, stock options vesting period is over four years and based on performance criteria. For all other beneficiaries, the vesting period for stock options is over four years and without performance criteria.

On June 26, 2023, the Board of Directors granted 55,690 stock options to non executive employees. The vesting period for stock options is over four years and without performance criteria.

Non-Employee Warrants

No non-employee warrants (or “Bons de Souscriptions d’Actions” or “BSAs”) have been granted during the periods presented.

Information on non-employee warrants activity follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share	Warrants Outstanding	Weighted-Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2021	896,225	27.18	€896,225	27.18	€4.3	y
Granted
Exercised
Forfeited or Expired

Balance as of December 31, 2022	896,225	27.18	€896,225	27.18	€3.3	y
Granted
Exercised
Forfeited or Expired

Balance as of June 30, 2023	896,225	27.18	€896,225	27.18	€2.8	y

Considering that all non-employee warrants have vested, there was no share-based compensation expense related to non-employee warrants awards for the six-month period ended June 30, 2023 and June 30, 2022.

Free shares

The free shares granted prior to 2018 are subject to a two-year vesting period and additional two-year holding period for French residents and four-years vesting period for foreign residents.

The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year vesting period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.

The free shares granted in 2021 and after are subject to a three-year vesting period for all employees, provided that the free shares granted to executive officers are subject to performance conditions with a minimum vesting of a 3-year period.

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance of December 31, 2021	922,701	14.15	€
Granted	354,770	2.79	€
Vested	(191,658)	17.96	€
Cancelled	(176,700)	13.99	€
Unvested balance as of December 31, 2022	909,113	11.18	€
Granted	342,900	3.08	€
Vested
Cancelled	(36,112)	11.10	€
Unvested balance as of June 30, 2023	1,215,901	8.90	€

The fair value of free shares corresponds to the grant date share fair value.

We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero in determining fair value.

Share-based compensation expense related to free shares awards was $1.9 million and $2.5 million for the six-month period ended June 30, 2023 and 2022, respectively.

On January 24, 2023, the Board of Directors granted 340,750 free shares. The vesting period is three years and without performance criteria.

16.2 Detail of Calyxt equity awards

Pursuant to Calyxt’s deconsolidation, stock and share-based compensation expenses until May 31, 2023 were classified as discontinued operations.

Stock-based compensation expense related to stock option awards was $0.8 million, compared to an expense of $0.9 million due to options forfeiture or expiration for the six-month period ended June 30, 2023 and 2022, respectively.

Share-based compensation expense related to restricted stock units awards was $0.5 million, compared to an expense of $0.7 million due to options forfeiture or expiration for the six-month periods ended June 30, 2023 and 2022, respectively.

Share-based compensation expense related to performance stock units awards was $0.3 million, compared to an expense of $0.3 million for the six-month periods ended June 30, 2023 and 2022, respectively.